Corporate Information (Tables)	12 Months Ended
Dec. 31, 2025
Corporate Information
Schedule of consolidated subsidiaries

		Percentage of ownership(%)
Subsidiary	Location	December 31, 2025	December 31, 2024	Fiscal year end	Main business
Play Company(1)	Seoul	100.0%	-	December	Sale and distribution of content consumer products and providing production services
Play F&B Co., Ltd.(1)	Seoul	67.1%	67.1%	December	Food and beverage
Playverse Co., Ltd(1)(2)	Seoul	100.0%	-	December	Special Purpose Company
LAMP(1)	Seoul	51.3%	-	December	Film and drama content production
Bidangil(1)	Seoul	53.7%	-	December	Film and drama content production
Trigger Limited Company Specializing in The Cultural Industry(1)	Seoul	53.7%	-	December	Planning, development and production of the film Trigger
Apeitda(1)	Seoul	51.0%	-	December	Film and drama content production
Anseilen(1)	Seoul	51.0%	-	December	Film and drama content production
Solaire(1)	Seoul	95.0%	-	December	Investment in film and drama content
K Enter	Delaware	100.0%	-	December	Film and drama content production

(1)	Indirect Subsidiaries
(2)	Playverse Co., Ltd. Is a special purpose company for the purpose of consummating an acquisition of HANSOL INTICUBE Co., Ltd. (Note 23, 35, 38).

Schedule of financial information of subsidiary

		December 31, 2025
Subsidiary		Total assets	Total liabilities	Revenues	Profit(Loss) for the period
		(In thousands of Korean Won)
Play Company	₩	32,940,685	13,709,519	44,415,967	3,560,865
Play F&B Co., Ltd.		10,008,789	17,998,489	12,323,986	(2,243,682)
Playverse Co., Ltd		3,016,188	10,016	-	(2,337)
LAMP		3,240,702	3,985,189	5,971,517	(1,079,108)
Bidangil		2,484,303	288,831	586,554	(700,970)
Trigger Limited Company Specializing in The Cultural Industry(1)		-	-	-	-
Apeitda		1,331,607	810,810	26,033	(317,513)
Anseilen		2,583,789	3,932,637	13,916,681	(776,392)
Solaire		3,895,984	5,722,734	745,138	(3,012,058)
K Enter		100,486,632	86,210,004	190,212	(38,009,784)

(1)	Bidangil established a special purpose company to plan, develop and manage the production of the new project ‘Trigger’ as of April 5, 2023. The initial capital amounted to Korean won 10,000 thousand, but no capital has been contributed as of December 31, 2025.

Condensed financial information of the subsidiaries as of December 31, 2024 and for the year ended December 31, 2024 are as follows:

		December 31, 2024
Subsidiary		Total assets	Total liabilities	Revenues	Loss for the year
		(In thousands of Korean Won)
Play F&B Co., Ltd	₩	13,174,076	18,990,058	14,630,426	(3,101,420)